Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.95353%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,005,034.13

Principal:
Principal Collections	$14,156,836.28
Prepayments in Full	$6,327,007.76
Liquidation Proceeds	$207,397.29
Recoveries	$61,139.99
Sub Total	$20,752,381.32
Collections	$21,757,415.45

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,757,415.45

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	27
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,757,415.45
Servicing Fee	$337,642.69	$337,642.69	$0.00	$0.00	$21,419,772.76
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,419,772.76
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,419,772.76
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,419,772.76
Interest - Class A-3 Notes	$581,989.07	$581,989.07	$0.00	$0.00	$20,837,783.69
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$20,494,563.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,494,563.69
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$20,375,875.52
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,375,875.52
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$20,290,798.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,290,798.44
Regular Principal Payment	$18,406,313.01	$18,406,313.01	$0.00	$0.00	$1,884,485.43
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,884,485.43
Residual Released to Depositor	$0.00	$1,884,485.43	$0.00	$0.00	$0.00
Total		$21,757,415.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,406,313.01
Total					$18,406,313.01

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,406,313.01	$57.34	$581,989.07	$1.81	$18,988,302.08	$59.15
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$18,406,313.01	$17.49	$1,128,974.32	$1.07	$19,535,287.33	$18.56

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$186,734,460.02	0.5816910	$168,328,147.01	0.5243541
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$344,164,460.02	0.3269567	$325,758,147.01	0.3094707

Pool Information
Weighted Average APR	2.976%	2.984%
Weighted Average Remaining Term	33.50	32.77
Number of Receivables Outstanding	20,846	20,219
Pool Balance	$405,171,230.22	$384,288,673.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$368,663,083.59	$349,943,532.23
Pool Factor	0.3452914	0.3274951

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$34,345,140.95
Targeted Overcollateralization Amount	$58,530,526.17
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$58,530,526.17

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		47	$191,315.71
(Recoveries)		42	$61,139.99
Net Loss for Current Collection Period			$130,175.72
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3855%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3275%
Second Prior Collection Period			0.1906%
Prior Collection Period			0.4196%
Current Collection Period			0.3957%
Four Month Average (Current and Prior Three Collection Periods)			0.3334%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,162	$5,240,695.27
(Cumulative Recoveries)			$1,167,626.60
Cumulative Net Loss for All Collection Periods			$4,073,068.67
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3471%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,510.06
Average Net Loss for Receivables that have experienced a Realized Loss			$3,505.22

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.25%	177	$4,820,787.98
61-90 Days Delinquent	0.16%	27	$600,260.20
91-120 Days Delinquent	0.06%	5	$227,812.15
Over 120 Days Delinquent	0.14%	15	$525,567.91
Total Delinquent Receivables	1.61%	224	$6,174,428.24

Repossession Inventory:
Repossessed in the Current Collection Period		13	$523,445.82
Total Repossessed Inventory		18	$714,883.99

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2001%
Prior Collection Period			0.2590%
Current Collection Period			0.2325%
Three Month Average			0.2305%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3522%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	27

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	82	$2,303,234.06
2 Months Extended	100	$2,862,702.42
3+ Months Extended	19	$525,549.58

Total Receivables Extended	201	$5,691,486.06
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer